Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consisted of the following:

	June 30, 2022	December 31, 2021
Brands	$172,191	$176,225
Software development costs	824,721	805,697
Customer relationships	1,894,736	1,692,838
Computer software	37,290	35,257
	2,928,938	2,710,017
Less accumulated amortization on:
Brands	74,807	69,407
Software development costs	413,185	371,555
Customer relationships	542,799	505,732
Computer software	20,399	17,900
	1,051,190	964,594
Less accumulated impairment on:
Brands	8,464	8,464
Software development costs	84,947	84,947
Customer relationships	449,808	449,808
	543,219	543,219
Intangible assets, net	$1,334,529	$1,202,204